Description of Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of Allowance for Credit Losses

Allowance for Credit Losses	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
(in millions)
Year ended December 31, 2023	$13	4	(7)	$10
Year ended December 31, 2022	$14	6	(7)	$13
Year ended December 31, 2021	$13	7	(6)	$14

Summary of Property, Plant and Equipment Estimated Useful life
Depreciation is computed using the straight–line method over the estimated useful life of the asset as follows:

Land improvements	15 years
Building and building improvements	15 - 50 years
Leasehold improvements	Lease term
Machinery, equipment and office furniture	3 - 15 years
The components of property, plant and equipment, net as of December 31 were as follows:

(in millions)	2023	2022
Land and improvements	$42	$38
Building and building improvements	364	347
Leasehold improvements	172	141
Machinery, equipment and office furniture	714	687
Property, plant and equipment, gross	1,292	1,213
Total accumulated depreciation	(737)	(732)
Property, plant and equipment, net	$555	$481

Summary of Decreases to the Company’s Results of Operations and Earnings Per Share
The net decrease to the Company’s results of operations and earnings per share was as follows:

(in millions, except per share data)	December 31, 2022
Revenue	$23
Operating income	$23
Net income	$21
Earnings per share	$0.11